Shareholder Loans and liabilities to banks - Shareholder Loans summary (Details) - EUR (€) € in Thousands	4 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings
Carrying amount of shareholder loans	€ 191,194		€ 191,194
Fixed Interest Shareholder Loan I
Disclosure of detailed information about borrowings
Carrying amount of shareholder loans	57,380		57,380
Interest expenses		€ 5,990
Fixed Interest Shareholder Loan II
Disclosure of detailed information about borrowings
Carrying amount of shareholder loans	133,814		133,814
Fixed Interest Shareholder Loans
Disclosure of detailed information about borrowings
Interest expenses	€ 3,367
Shareholder Loans
Disclosure of detailed information about borrowings
Interest expenses		€ 5,990	€ 7,492	€ 8,634